Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Deferred tax assets:
Allowance for loan losses	$ 4,464
NOL carryforwards from acquisitions	1,229
Net unrealized loss on available for sale securities	970
Acquired loan fair market value adjustments	838
Restricted stock	790
Bonus accrual	267
Other real estate owned	393
Nonaccrual loans	70
Other	50
Deferred tax assets, gross	9,071
Deferred tax liabilities:
Premises and equipment	(4,450)
Core deposit intangibles	(1,015)
Securities	(100)
FHLB stock	(62)
Deferred tax liabilities, gross	(5,627)
Net deferred tax asset	$ 3,444